Employee benefit obligations	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Employee benefit obligations
28.	Employee benefit obligations

Other non-current liabilities consist of the following at December 31 (in thousands):

	2019	2020
Equity-settled awards liability	$12,139	$-
Cash-settled awards liability	3,120	24,295
Employee severance liability	1,048	1,821
Other	148	-
Total non-current liabilities	$16,455	$26,116

The employee severance liability arises from a legally required severance protection program for the employees of our Italian subsidiaries at the time of their departure from the Group.

Other current liabilities of $38.3 million (2019: $nil) relates to employers tax liability on share based payments ($37.3 million) (2019: $nil) and cash settled share based payments due to vest in less than one year from December 31, 2020 ($1.0 million) (2019: $nil).

The Group has four equity settled share option plans (section a) and a cash settled share option plan (section b).

a. Equity settled

During the year ended December 31, 2020, the Group had four equity settled share based payment plans which are described below.

Type of arrangement	EMI approved share option plan	Unapproved share option plan	LTIP 2015 plan	LTIP 2018 plan
Date of first grant	November 1, 2011	July 1, 2011	September 9, 2015	September 20, 2018
Number granted	5,505,600	11,332,835	38,174,980	36,736,590
Contractual life	10 years	10 years	10 years	10 years
Vesting conditions	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service with certain awards having non-market conditions	Varying tranches of options and Restricted Stock Units (RSU) vesting upon defined years of service

Movements on the share options were as follows:

	2018	2019	2020
	Number of options & RSU's	Number of options & RSU's	Number of options & RSU's
Options & RSU's at beginning of year	32,307,010	44,218,814	39,583,858
Options & RSU's granted	18,209,410	13,585,502	19,685,173
Options & RSU's exercised	(3,032,571)	(7,503,814)	(11,817,074)
Options & RSU's forfeited	(3,265,035)	(10,716,644)	(4,388,244)
Options & RSU's at end of year	44,218,814	39,583,858	43,063,713
Options & RSU's exercisable at end of year	16,830,409	10,360,642	11,944,576

Weighted average exercise prices were as follows:

	2018	2019	2020
Options & RSU's at beginning of year	$4.43	$6.15	$8.23
Options & RSU's granted	$9.84	$8.94	$5.38
Options & RSU's forfeited	$7.31	$5.70	$7.02
Options & RSU's exercised	$2.38	$1.25	$5.63
Options & RSU's at end of year	$6.15	$8.23	$8.00
Options & RSU's exercisable at year end	$2.33	$6.40	$8.96
Weighted average remaining contracted life of options & RSU's outstanding at year end	9.54 years	9.79 years	8.94 years

	2018	2019	2020
	Number of options & RSU's	Number of options & RSU's	Number of options & RSU's
Exercise price of options & RSU's outstanding at year end
$0.00 to $0.08	4,416,525	8,545,400	11,878,888
$0.09 to $0.56	2,126,540	27,340	27,340
$0.57 to $3.52	4,595,104	629,730	320,944
$3.53 to $5.73	6,257,690	3,225,120	2,020,354
$5.74 to $7.39	7,890,495	5,873,001	3,385,770
$7.40 to $20.00	18,932,460	17,402,097	21,965,750
$20.01 to $27.09	-	3,881,170	3,423,111
$27.10 to $40.00	-	-	41,556
	44,218,814	39,583,858	43,063,713
Weighted average fair value of options & RSU's granted in year	$4.17	$15.54	$8.81

Weighted average share price at the date of exercise for options exercised during the year ended December 31, 2020 was $34.66 (2019: $22.62, 2018: $20.00).

Inputs in the Black Scholes model for share options granted during the year and prior year were as follows:

	2018	2019	2020
Black Scholes model
Weighted average share price	$11.83	$21.73	$12.44
Weighted average exercise price	$9.84	$8.94	$5.38
Average expected volatility	23%	36%	40%
Expected life	4 years	4 years	4 years
Risk free rate	2.75%	2.15%	1.05%
Expected dividends	$nil	$nil	$nil

Expected volatility was determined with reference to historical volatility of publicly traded peer companies.

The expected life in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

The Group recognized total expenses of $168.3 million, $150.3 million and $34.7 million related to equity-settled share based payment transactions in 2020, 2019 and 2018 respectively. In 2019, as part of the New Guard’s acquisition, we recorded a $12.1 million liability for equity settled awards.

b. Cash settled

Since 2016 the Group issues to certain employees share appreciation rights (“SARs”) that require the Group to pay the intrinsic value of the SAR to the employee at the date of exercise. The Group has recorded liabilities of $25.3 million in 2020 (2019: $3.1 million) through the grant of 92,000 SARs (2019: 137,000 SARs).

The fair value of the SARs is determined by using the Black Scholes model using the same assumptions noted in the above table for the Group’s equity-settled share based payments. The fair value of the liability is then reassessed at each reporting date. Included in the 2020 expense of $28.0 million (2019: $10.7 million, 2018: $10.4 million), is a revaluation loss of $28.0 million (2019: loss of $2.2 million). The total intrinsic value at December 31, 2020 was $36.4 million (2019: $3.4 million) of which $17.2 million is fully vested (2019: $2.4 million).